VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Automobiles & Components: 6.0%
Astra International Tbk PT	4,439,300	$1,778,787
Banks: 28.3%
Bank Aladin Syariah Tbk PT *	1,655,900	132,521
Bank Central Asia Tbk PT	4,090,000	2,392,830
Bank Jago Tbk PT *	1,080,100	175,040
Bank Mandiri Persero Tbk PT	2,986,402	2,056,575
Bank Negara Indonesia Persero Tbk PT	2,076,632	1,299,432
Bank Rakyat Indonesia Persero Tbk PT	7,245,933	2,295,894
		8,352,292
Capital Goods: 2.1%
Jardine Cycle & Carriage Ltd. †	26,388	621,996
Diversified Financials: 0.6%
BFI Finance Indonesia Tbk PT	2,044,800	179,619
Energy: 11.4%
Adaro Energy Indonesia Tbk PT	4,452,100	863,033
Banpu PCL (NVDR)	2,235,929	707,265
Bukit Asam Tbk PT	1,090,500	290,452
Bumi Resources Tbk PT *	47,188,700	399,678
Indo Tambangraya Megah Tbk PT	110,200	289,899
United Tractors Tbk PT	415,269	807,030
		3,357,357
Food & Staples Retailing: 2.9%
Sumber Alfaria Trijaya Tbk PT	4,359,200	838,713
Food, Beverage & Tobacco: 8.1%
Charoen Pokphand Indonesia Tbk PT	2,008,700	669,247
First Pacific Co. Ltd.	489,250	157,239
Golden Agri-Resources Ltd.	1,376,900	296,067
Gudang Garam Tbk PT	128,500	222,929
Indofood CBP Sukses Makmur Tbk PT	616,800	410,698
Indofood Sukses Makmur Tbk PT	1,222,200	505,999
Japfa Comfeed Indonesia Tbk PT	1,469,000	110,325
		2,372,504
Health Care Equipment & Services: 1.0%
Mitra Keluarga Karyasehat Tbk PT	1,506,897	294,224
Household & Personal Products: 1.6%
Unilever Indonesia Tbk PT	1,592,900	462,142
Materials: 14.7%
Aneka Tambang Tbk	2,341,500	326,841
Avia Avian Tbk PT	4,311,800	171,185
Barito Pacific Tbk PT	7,600,343	419,055
Bumi Resources Minerals Tbk PT *	22,498,300	255,377
Chandra Asri Petrochemical Tbk PT	2,890,136	451,795
Indah Kiat Pulp & Paper Tbk PT	715,800	358,747
Indocement Tunggal Prakarsa Tbk PT	427,300	300,157

	Number of Shares	Value
Materials (continued)
Merdeka Copper Gold Tbk PT *	3,490,395	$977,471
Nickel Industries Ltd.	446,215	271,258
Pabrik Kertas Tjiwi Kimia Tbk PT	346,700	155,710
Semen Indonesia Persero Tbk PT	920,962	387,740
Vale Indonesia Tbk PT *	580,900	258,118
		4,333,454
Media & Entertainment: 0.8%
Elang Mahkota Teknologi Tbk PT	4,432,600	234,298
Pharmaceuticals, Biotechnology & Life Sciences: 2.6%
Kalbe Farma Tbk PT	5,480,800	768,139
Real Estate: 1.9%
Bumi Serpong Damai Tbk PT *	2,298,700	150,442
Ciputra Development Tbk PT	2,428,295	161,073
Pakuwon Jati Tbk PT	4,156,200	125,790
Summarecon Agung Tbk PT	3,033,100	107,285
		544,590
Retailing: 5.4%
Bukalapak.com PT Tbk *	15,206,300	252,942
GoTo Gojek Tokopedia Tbk PT *	185,469,800	1,350,228
		1,603,170
Telecommunication Services: 10.3%
Indosat Tbk PT	359,100	166,736
Sarana Menara Nusantara Tbk PT	5,822,700	360,188
Smartfren Telecom Tbk PT *	35,479,700	144,883
Telkom Indonesia Persero Tbk PT (ADR) †	71,832	1,958,859
Tower Bersama Infrastructure Tbk PT	1,703,000	245,628
XL Axiata Tbk PT	1,233,275	163,274
		3,039,568
Transportation: 1.0%
Jasa Marga Persero Tbk PT *	606,050	130,242
Transcoal Pacific Tbk PT	278,500	158,339
		288,581
Utilities: 0.9%
Perusahaan Gas Negara Tbk PT	2,901,900	267,882
Total Common Stocks (Cost: $37,462,700)		29,337,316

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $451,989)
State Street Navigator Securities Lending Government Money Market Portfolio	451,989	451,989
Total Investments: 101.1% (Cost: $37,914,689)		29,789,305
Liabilities in excess of other assets: (1.1)%		(324,274)
NET ASSETS: 100.0%		$29,465,031

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VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,242,864.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	29.1%	$8,531,911
Materials	14.8	4,333,454
Consumer Staples	12.5	3,673,359
Consumer Discretionary	11.6	3,381,957
Energy	11.4	3,357,357
Communication Services	11.2	3,273,866
Health Care	3.6	1,062,363
Industrials	3.1	910,577
Real Estate	1.8	544,590
Utilities	0.9	267,882
	100.0%	$29,337,316
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